Hartford Stock HLS Fund Investment Risks - Hartford Stock HLS Fund	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events (or threat thereof), such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Dividend Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend Risk – Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. At times, the performance of dividend-paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the companies in which the Fund invests may vary over time, and there is no guarantee that a company will pay a dividend at all.
Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Active Investment Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.
Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Portfolio Risk – Because the Fund may invest in a limited number of companies, the Fund is subject to greater risk of loss if any of those securities decline in price.
Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.